Dec. 31, 2020
KFA Value Line(R) Dynamic Core Equity Index ETF
KFA Value Line® Dynamic Core Equity Index ETF
KRANE SHARES TRUST

KFA Value Line® Dynamic Core Equity Index ETF
(the “Fund”)

Supplement dated December 31, 2020 to the currently effective Summary Prospectus, Statutory Prospectus, and Statement of Additional Information as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectus”) and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information dated November 19, 2020.

1.	All references to the Value Line® Dynamic Core Equity Index are replaced with 3D/L Value Line® Dynamic Core Equity Index.

2.	All references to Lee Capital Management, LP, LCM, and Lee Capital Management are deleted and replaced with 3D/L Capital Management, LLC, 3D/L and 3D/L Capital Management, respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.